Share-based payments (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 USD ($) Y $ / shares
Share-based payments
Fair value at grant date | $	$ 6.18	$ 2.38
Share price at grant date | $ / shares	$ 8.18	$ 3.18
Exercise price | $ / shares	$ 8.18	$ 3.18
Expected volatility	95.00%	93.00%
Expected life | Y	5.9	5.9
Expected dividends | $	$ 0.0	$ 0.0
Risk-free interest rate	1.14%	0.89%